UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5586

Oppenheimer California Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 4/30/2013

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—108.1%
California—100.0%
$ 100,000	Adelanto, CA Elementary School District Community Facilities District No. 1	4.900%	09/01/2014	$97,424
2,675,000	Adelanto, CA Elementary School District Community Facilities District No. 1	5.250	09/01/2026	2,244,459
7,310,000	Adelanto, CA Elementary School District Community Facilities District No. 1	5.350	09/01/2036	5,563,495
1,945,000	Adelanto, CA Elementary School District Community Facilities District No. 1	5.400	09/01/2036	1,490,901
50,000	Adelanto, CA Improvement Agency, Series B	5.500	12/01/2023	50,022
1,125,000	Adelanto, CA Public Utility Authority	6.750	07/01/2039	1,243,373
2,000,000	Agua Mansa, CA Industrial Growth Assoc. Special Tax	6.500	09/01/2033	2,031,340
1,640,000	Alhambra, CA (Atherton Baptist Homes)	7.500	01/01/2030	1,812,216
1,000,000	Alhambra, CA (Atherton Baptist Homes)	7.625	01/01/2040	1,101,670
25,000	Alvord, CA Unified School District Community Facilities District	5.875	09/01/2034	25,069
100,000	Alvord, CA Unified School District Community Facilities District Special Tax	4.500	09/01/2017	102,468
1,295,000	Alvord, CA Unified School District Community Facilities District Special Tax	5.000	09/01/2036	1,291,374
1,580,000	Alvord, CA Unified School District Community Facilities District Special Tax	5.000	09/01/2036	1,575,576
945,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)	6.125	09/01/2031	977,801
955,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)	6.125	09/01/2032	987,957
1,380,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)	6.250	09/01/2040	1,427,044
3,000,000	Anaheim, CA Public Financing Authority (Anaheim Electric System Distribution)[1]	5.250	10/01/2034	3,452,160
7,000,000	Anaheim, CA Public Financing Authority (Anaheim Electric System Distribution)[1]	5.250	10/01/2039	8,055,040
25,000	Apple Valley, CA Redevel. Agency Tax Allocation	5.000	06/01/2032	25,173

1	Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
California Continued
$ 500,000	Arvin, CA Community Redevel. Agency	5.000%	09/01/2025	$502,810
2,435,000	Arvin, CA Community Redevel. Agency	5.125	09/01/2035	2,395,066
600,000	Arvin, CA Community Redevel. Agency Tax Allocation	6.500	09/01/2038	628,776
895,000	Azusa, CA Special Tax Community Facilities District No. 05-1	5.000	09/01/2021	924,705
955,000	Bakersfield, CA Improvement Bond Act 1915	5.000	09/02/2027	878,610
810,000	Bakersfield, CA Improvement Bond Act 1915	5.125	09/02/2026	819,104
465,000	Bakersfield, CA Improvement Bond Act 1915	5.350	09/02/2022	465,791
1,260,000	Bakersfield, CA Improvement Bond Act 1915	5.400	09/02/2025	1,245,611
1,630,000	Bakersfield, CA Improvement Bond Act 1915	7.375	09/02/2028	1,634,483
10,000,000	Bay Area CA Toll Authority (San Francisco Bay Area)[1]	5.500	04/01/2043	11,485,300
10,000,000	Bay Area CA Toll Authority (San Francisco Bay Area)[1]	5.625	04/01/2044	11,569,300
750,000	Beaumont, CA Financing Authority, Series A	5.000	09/01/2036	768,210
115,000	Beaumont, CA Financing Authority, Series A	5.125	09/01/2028	121,410
120,000	Beaumont, CA Financing Authority, Series A	5.250	09/01/2029	126,979
2,700,000	Beaumont, CA Financing Authority, Series A	5.350	09/01/2036	2,719,089
250,000	Beaumont, CA Financing Authority, Series A	5.625	09/01/2032	266,810
4,410,000	Beaumont, CA Financing Authority, Series A	5.875	09/01/2042	4,698,105
1,500,000	Beaumont, CA Financing Authority, Series A	6.375	09/01/2042	1,624,200
1,050,000	Beaumont, CA Financing Authority, Series A	6.875	09/01/2036	1,116,675
5,000	Beaumont, CA Financing Authority, Series A	7.000	09/01/2023	5,012
685,000	Beaumont, CA Financing Authority, Series B	5.000	09/01/2027	687,939
3,170,000	Beaumont, CA Financing Authority, Series B	5.050	09/01/2037	3,152,185
185,000	Beaumont, CA Financing Authority, Series B	5.400	09/01/2035	189,882
500,000	Beaumont, CA Financing Authority, Series B	6.000	09/01/2034	519,025
1,525,000	Beaumont, CA Financing Authority, Series B	6.000	09/01/2034	1,573,571

2	Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
California Continued
$ 130,000	Beaumont, CA Financing Authority, Series B	8.625%		09/01/2039	$134,237
60,000	Beaumont, CA Financing Authority, Series B	8.875		09/01/2034	61,975
2,340,000	Beaumont, CA Financing Authority, Series C	5.500		09/01/2035	2,363,494
2,000,000	Beaumont, CA Financing Authority, Series D	5.800		09/01/2035	2,062,700
3,245,000	Beaumont, CA Financing Authority, Series E	6.250		09/01/2038	3,280,176
500,000	Blythe, CA Community Facilities District Special Tax (Hidden Beaches)	5.300		09/01/2035	478,155
30,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)	5.650		05/01/2029	30,482
2,280,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)	9.750		05/01/2038	2,714,750
1,010,000	Brea, CA Redevel. Agency	6.595	[2]	08/01/2031	329,210
2,930,000	Brea, CA Redevel. Agency	6.679	[2]	08/01/2032	882,926
2,300,000	Brea, CA Redevel. Agency	6.835	[2]	08/01/2033	636,341
5,000,000	Brea, CA Redevel. Agency	6.872	[2]	08/01/2034	1,268,150
2,000,000	Burbank Glendale Pasadena, CA Airport Authority	5.000		07/01/2042	2,143,420
60,000	Butte County, CA Hsg. Authority (Affordable Hsg. Pool)	7.000		10/01/2020	60,511
50,000	CA ABAG Finance Authority for NonProfit Corporation COP (Scott Street Senior Hsg. Complex)	5.125		05/15/2023	50,173
3,000,000	CA ABAG Finance Authority for NonProfit Corporations (Casa De Las Campanas)	6.000		09/01/2037	3,522,720
2,000,000	CA ABAG Finance Authority for NonProfit Corporations (Odd Fellows Home of California)	5.000		04/01/2032	2,275,600
1,000,000	CA ABAG Finance Authority for NonProfit Corporations (Odd Fellows Home of California)	5.000		04/01/2042	1,102,280
65,000	CA ABAG Finance Authority for NonProfit Corporations (Redding Assisted Living Corp.)	5.250		11/15/2031	63,940
5,000	CA ABAG Finance Authority for NonProfit Corporations COP (Merced Family Health Centers)	5.950		01/01/2024	5,021
25,000	CA ABAG Finance Authority for NonProfit Corporations COP (Palo Alto Gardens Apartments)	5.350		10/01/2029	25,026
2,095,000	CA ABAG Finance Authority for NonProfit Corporations COP (Redwood Senior Homes & Services)	6.125		11/15/2032	2,118,296
75,000	CA Affordable Hsg. Agency (Merced County Hsg. Authority)	6.000		01/01/2023	75,041

3	Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
California Continued
$ 20,000	CA Bay Area Government Association	4.125%		09/01/2019	$20,311
8,500,000	CA Communities Transportation Revenue COP	5.250		06/01/2042	9,373,970
2,845,000	CA Communities Transportation Revenue COP	6.000		06/01/2042	3,289,076
6,530,000	CA County Tobacco Securitization Agency	5.000		06/01/2047	5,718,125
39,700,000	CA County Tobacco Securitization Agency	5.750	[2]	06/01/2057	522,055
15,295,000	CA County Tobacco Securitization Agency	5.820	[2]	06/01/2033	3,930,815
45,600,000	CA County Tobacco Securitization Agency	6.125	[2]	06/01/2057	502,968
82,110,000	CA County Tobacco Securitization Agency	6.423	[2]	06/01/2046	3,202,290
51,500,000	CA County Tobacco Securitization Agency	6.700	[2]	06/01/2057	482,555
55,250,000	CA County Tobacco Securitization Agency	6.901	[2]	06/01/2057	413,270
71,700,000	CA County Tobacco Securitization Agency	7.000	[2]	06/01/2055	965,799
347,900,000	CA County Tobacco Securitization Agency	7.550	[2]	06/01/2055	3,245,907
409,500,000	CA County Tobacco Securitization Agency	8.251	[2]	06/01/2055	3,820,635
850,000	CA County Tobacco Securitization Agency (TASC)	5.100		06/01/2028	830,297
3,725,000	CA County Tobacco Securitization Agency (TASC)	5.125		06/01/2038	3,431,470
7,315,000	CA County Tobacco Securitization Agency (TASC)	5.250		06/01/2045	6,697,102
6,000,000	CA County Tobacco Securitization Agency (TASC)	5.250		06/01/2046	4,463,040
3,000,000	CA County Tobacco Securitization Agency (TASC)	5.450		06/01/2028	2,961,930
10,315,000	CA County Tobacco Securitization Agency (TASC)	5.600		06/01/2036	10,085,801
20,985,000	CA County Tobacco Securitization Agency (TASC)	5.650		06/01/2041	19,655,181
28,470,000	CA County Tobacco Securitization Agency (TASC)	5.700		06/01/2046	26,571,051
4,375,000	CA County Tobacco Securitization Agency (TASC)	5.750		06/01/2029	4,495,094
9,985,000	CA County Tobacco Securitization Agency (TASC)	5.875		06/01/2035	10,024,041
1,620,000	CA County Tobacco Securitization Agency (TASC)	5.875		06/01/2043	1,620,065
10,760,000	CA County Tobacco Securitization Agency (TASC)	6.000		06/01/2035	10,759,570
17,470,000	CA County Tobacco Securitization Agency (TASC)	6.000		06/01/2042	17,468,428

4	Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
California Continued
$ 9,440,000	CA County Tobacco Securitization Agency (TASC)	6.125%		06/01/2038	$9,440,094
75,000	CA County Tobacco Securitization Agency (TASC)	6.125		06/01/2043	74,997
5,170,000	CA County Tobacco Securitization Agency (TASC)	6.250		06/01/2037	5,190,215
86,970,000	CA County Tobacco Securitization Agency (TASC)	6.375	[2]	06/01/2046	5,130,360
65,800,000	CA County Tobacco Securitization Agency (TASC)	6.600	[2]	06/01/2046	2,617,524
10,000,000	CA Dept. of Water Resources (Center Valley)[1]	5.250		12/01/2035	12,239,000
4,405,000	CA Educational Facilities Authority (California College of Arts & Crafts)	5.000		06/01/2035	4,479,797
5,000,000	CA Educational Facilities Authority (Chapman University)	5.000		04/01/2031	5,653,100
1,250,000	CA Educational Facilities Authority (San Francisco University)	6.125		10/01/2036	1,547,888
2,500,000	CA Enterprise Devel. Authority (Sunpower Corp.)	8.500		04/01/2031	2,891,775
20,000,000	CA GO	0.230	[3]	05/01/2034	20,000,000
5,000	CA GO	5.000		10/01/2023	5,019
240,000	CA GO	5.000		02/01/2032	242,866
155,000	CA GO	5.000		02/01/2032	156,883
100,000	CA GO	5.000		02/01/2032	101,022
25,000	CA GO	5.000		02/01/2033	25,254
50,000	CA GO	5.000		02/01/2033	50,608
15,000	CA GO	5.000		02/01/2033	15,152
45,000	CA GO	5.000		02/01/2033	45,537
4,375,000	CA GO	5.000		04/01/2037	4,985,794
7,800,000	CA GO	5.000		02/01/2038	8,753,238
9,000,000	CA GO	5.000		02/01/2038	10,206,360
35,000	CA GO	5.250		06/01/2021	35,147
10,000,000	CA GO	5.250		04/01/2035	11,600,600
5,000	CA GO	5.500		10/01/2022	5,113
285,000	CA GO	5.500		11/01/2033	292,590
1,015,000	CA GO	5.500		11/01/2033	1,038,030
1,500,000	CA GO	6.000		03/01/2033	1,848,645
60,000	CA GO	6.250		10/01/2019	61,501
200,000	CA GO	6.250		10/01/2019	205,004
10,000,000	CA GO	6.500		04/01/2033	12,522,300
5,000,000	CA Golden State Tobacco Securitization Corp.	5.000		06/01/2030	5,680,400
10,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.000		06/01/2030	10,032,700
21,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.125		06/01/2047	18,290,160
14,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.300		06/01/2037	13,011,180

5	Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
California Continued
$ 2,030,000	CA Health Facilities Financing Authority (Community Programs for Persons with Developmental Disabilities)	6.250%	02/01/2026	$2,502,442
380,000	CA Health Facilities Financing Authority (Hospital of the Good Samaritan)	7.000	09/01/2021	380,433
1,570,000	CA Health Facilities Financing Authority (Northern California Presbyterian Homes & Services)	5.125	07/01/2018	1,573,046
14,215,000	CA Health Facilities Financing Authority (Providence Health & Service/Provident Health System-Oregon Obligated Group)[1]	5.500	10/01/2039	16,743,245
160,000	CA Health Facilities Financing Authority (Providence Health System-Southern California)	6.250	10/01/2028	193,090
5,000,000	CA Health Facilities Financing Authority (Scripps Health)	5.000	11/15/2040	5,710,050
5,000,000	CA Health Facilities Financing Authority (SJHS/SJHCN/SJHE/SJHO Obligated Group)	5.750	07/01/2039	5,903,150
13,500,000	CA Health Facilities Financing Authority (Sutter Health)	5.250	08/15/2031	15,948,090
100,000	CA HFA (Home Mtg.)	5.050	02/01/2029	100,142
4,290,000	CA HFA (Home Mtg.)	5.300	08/01/2023	4,464,131
5,000,000	CA HFA (Home Mtg.)	5.450	08/01/2028	5,214,450
745,000	CA HFA (Home Mtg.)	5.450	08/01/2033	762,440
3,950,000	CA HFA (Home Mtg.)	5.550	08/01/2033	4,067,236
25,000	CA HFA (Multifamily Hsg.)	5.375	08/01/2028	25,014
65,000	CA HFA (Multifamily Hsg.)	5.375	02/01/2036	65,061
920,000	CA HFA (Multifamily Hsg.)	5.950	08/01/2028	920,874
7,570,000	CA HFA (Multifamily Hsg.)	6.000	02/01/2038	7,826,623
4,795,000	CA HFA (Multifamily Hsg.), Series A	5.200	08/01/2022	4,857,335
465,000	CA HFA (Multifamily Hsg.), Series A	5.900	02/01/2028	465,637
6,975,000	CA HFA (Multifamily Hsg.), Series B	5.400	08/01/2028	7,168,487
125,000	CA HFA (Multifamily Hsg.), Series B	5.500	08/01/2039	125,026
2,585,000	CA HFA, Series A	4.750	08/01/2021	2,618,062
3,465,000	CA HFA, Series C	5.750	08/01/2030	3,625,395
190,000	CA HFA, Series E	5.000	02/01/2024	195,119
1,400,000	CA Independent Cities Finance Authority (Augusta Communities Mobile Home Park)	5.000	05/15/2039	1,474,900
1,000,000	CA Independent Cities Finance Authority Mobile Home Park (Lamplighter Salinas)	6.250	07/15/2045	1,104,040

6	Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
California Continued
$ 500,000	CA Independent Cities Finance Authority Mobile Home Park (Millbrook)	5.000%	02/15/2048	$501,115
715,000	CA Independent Cities Finance Authority Mobile Home Park (Rancho Del Sol & Grandview)	5.250	05/15/2037	755,004
1,000,000	CA Independent Cities Finance Authority Mobile Home Park (Rancho Del Sol & Grandview)	5.500	05/15/2047	1,060,350
40,000	CA Independent Cities Lease Finance Authority (Caritas Affordable Hsg.)	5.375	08/15/2040	40,104
110,000	CA Lee Lake Water District Community Facilities District No. 1 (Sycamore Creek)	6.000	09/01/2033	112,724
10,000,000	CA M-S-R Energy Authority	6.500	11/01/2039	13,672,000
65,000	CA M-S-R Public Power Agency (San Juan)	6.000	07/01/2022	70,416
10,000	CA MobileHome Park Financing Authority (Palomar Estates East & West)	5.100	09/15/2023	10,166
1,250,000	CA Municipal Finance Authority (Biola University)	5.000	10/01/2038	1,375,200
200,000	CA Municipal Finance Authority (Biola University)	5.625	10/01/2023	231,366
540,000	CA Municipal Finance Authority (Caritas Acquisitions/Caritas Corp. Obligated Group)	6.400	08/15/2045	602,354
250,000	CA Municipal Finance Authority (Casa Griffin Apts.)	5.750	10/01/2034	269,330
1,000,000	CA Municipal Finance Authority (Emerson College)	5.750	01/01/2033	1,186,270
1,000,000	CA Municipal Finance Authority (Emerson College)	6.000	01/01/2042	1,216,810
850,000	CA Municipal Finance Authority (Goodwill Sacramento Valley & Northern Nevada)	5.750	01/01/2022	900,779
1,070,000	CA Municipal Finance Authority (Goodwill Sacramento Valley & Northern Nevada)	6.625	01/01/2032	1,137,239
2,135,000	CA Municipal Finance Authority (Goodwill Sacramento Valley & Northern Nevada)	6.875	01/01/2042	2,275,205
1,000,000	CA Municipal Finance Authority (INSD-Lincoln Glen Manor for Senior Citizens)	6.000	04/01/2031	1,104,090
1,500,000	CA Municipal Finance Authority (OCEAA)	7.000	10/01/2039	1,512,615
1,750,000	CA Municipal Finance Authority (Pilgrim Place Claremont)	5.875	05/15/2029	1,966,948
1,000,000	CA Municipal Finance Authority (Pilgrim Place Claremont)	6.125	05/15/2039	1,118,150
600,000	CA Municipal Finance Authority (Southwestern Law School)	6.500	11/01/2031	739,086

7	Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
California Continued
$1,250,000	CA Municipal Finance Authority (Southwestern Law School)	6.500%		11/01/2041	$1,517,063
5,000,000	CA Municipal Finance Authority Mobile Home Park (Caritas Acquisitions)	5.500		08/15/2047	5,360,200
1,400,000	CA Pollution Control Financing Authority (Sacramento Biosolids Facility)	5.500		12/01/2024	1,287,608
85,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)	5.850		06/01/2021	85,339
955,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)	5.850		06/01/2021	958,810
3,000,000	CA Public Works	5.000		09/01/2033	3,387,480
4,000,000	CA Public Works	5.000		09/01/2034	4,526,920
2,000,000	CA Public Works	5.000		04/01/2037	2,196,740
2,795,000	CA Public Works	5.750		03/01/2030	3,307,491
2,500,000	CA Public Works	6.000		03/01/2035	3,070,425
365,000	CA Public Works	6.125		11/01/2029	449,746
8,370,000	CA Public Works	6.375		11/01/2034	10,403,910
2,225,000	CA Public Works	6.625		11/01/2034	2,459,315
2,000,000	CA Public Works (California State Prisons)	5.750		10/01/2031	2,358,380
735,000	CA Public Works (Dept. of Corrections)	5.250		06/01/2028	756,146
14,530,000	CA Public Works (Dept. of General Services)	5.000		12/01/2027	14,572,864
900,000	CA Public Works (Dept. of Mental Health)	5.000		11/01/2031	959,895
5,000,000	CA Public Works (Dept. of State Hospitals)[4]	5.000		06/01/2029	5,726,400
2,500,000	CA Public Works (Judicial Council)	5.000		12/01/2031	2,796,600
3,000,000	CA Public Works (Judicial Council)	5.000		03/01/2038	3,312,450
125,000	CA Public Works (Trustees California State University)	6.000		04/01/2027	152,896
25,000	CA Public Works (Various State Universities)	5.400		10/01/2022	25,090
2,455,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.)	5.500		08/01/2047	1,356,707
305,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.)	5.500		08/01/2047	106,735
1,250,000	CA School Finance Authority Charter School (Coastal Academy)	5.000		10/01/2042	1,262,113
17,650,000	CA Silicon Valley Tobacco Securitization Authority	5.850	[2]	06/01/2047	1,480,835
165,000,000	CA Silicon Valley Tobacco Securitization Authority	6.300	[2]	06/01/2056	2,026,200

8	Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
California Continued
$100,000,000	CA Silicon Valley Tobacco Securitization Authority	6.850%[2]		06/01/2056	$477,000
36,465,000	CA Silicon Valley Tobacco Securitization Authority	7.663	[2]	06/01/2041	3,557,890
108,920,000	CA Silicon Valley Tobacco Securitization Authority	8.597	[2]	06/01/2036	18,107,950
45,000	CA State University (Hayward Foundation)	5.250		08/01/2025	45,073
95,000	CA Statewide CDA	5.000		09/02/2018	97,590
135,000	CA Statewide CDA	5.000		09/02/2019	137,115
230,000	CA Statewide CDA	5.125		09/02/2020	232,155
2,845,000	CA Statewide CDA	5.125		09/02/2025	2,720,645
8,070,000	CA Statewide CDA	5.200		09/02/2036	7,125,971
100,000	CA Statewide CDA	6.527	[2]	09/01/2028	36,679
75,000	CA Statewide CDA	6.625		09/01/2027	75,106
50,000	CA Statewide CDA	6.750		09/01/2037	51,003
100,000	CA Statewide CDA	6.773	[2]	09/01/2034	23,029
15,000	CA Statewide CDA	7.000		07/01/2022	15,028
3,205,000	CA Statewide CDA (Cathedral City Heritage Park/Glendale Heritage Park Obligated Group)	5.200		06/01/2036	3,256,472
1,405,000	CA Statewide CDA (East Tabor Apartments)	6.850		08/20/2036	1,450,606
1,000,000	CA Statewide CDA (Enloe Medical Center)	5.750		08/15/2038	1,155,970
1,250,000	CA Statewide CDA (Enloe Medical Center)	6.250		08/15/2033	1,494,138
600,000	CA Statewide CDA (Episcopal Communities and Services)	5.000		05/15/2032	669,480
1,000,000	CA Statewide CDA (Huntington Park Charter School)	5.250		07/01/2042	945,790
1,145,000	CA Statewide CDA (International School Peninsula)	5.000		11/01/2025	1,173,419
1,000,000	CA Statewide CDA (International School Peninsula)	5.000		11/01/2029	1,017,010
75,000	CA Statewide CDA (Lincoln Apartments)	5.350		09/20/2036	75,086
2,500,000	CA Statewide CDA (Lodi Memorial Hospital)	5.000		12/01/2027	2,785,800
2,019,578	CA Statewide CDA (Microgy Holdings)[5]	9.000		12/01/2038	17,792
5,920,000	CA Statewide CDA (Mountain Shadows Community)	5.000		07/01/2031	5,621,277
1,105,000	CA Statewide CDA (Napa Valley Hospice)	7.000		01/01/2034	1,058,413
1,115,000	CA Statewide CDA (Notre Dame de Namur University)	6.500		10/01/2023	1,122,214
4,635,000	CA Statewide CDA (Notre Dame de Namur University)	6.625		10/01/2033	4,659,334
30,000	CA Statewide CDA (Quail Ridge Apartments)	5.375		07/01/2032	23,069

9	Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
California Continued
$ 1,290,000	CA Statewide CDA (Quail Ridge Apartments)[5]	6.500%		07/01/2032	$1,003,556
1,935,000	CA Statewide CDA (Quail Ridge Apartments)[5]	9.000		07/01/2032	967,384
425,000	CA Statewide CDA (Rio Bravo)	6.500		12/01/2018	419,356
220,000	CA Statewide CDA (Stonehaven Student Hsg.)	5.875		07/01/2032	220,141
225,000	CA Statewide CDA (Sycamore)	6.000		03/20/2038	236,630
165,000	CA Statewide CDA COP (Internext Group)	5.375		04/01/2030	165,241
2,000,000	CA Statewide CDA School Facilities (47th & Main)	6.375		07/01/2047	2,167,780
195,000	CA Statewide CDA Special Tax Community Facilities District No. 97	6.842	[2]	09/01/2022	121,522
9,690,000	CA Statewide CDA, Series A	5.150		09/02/2037	8,268,477
5,660,000	CA Statewide CDA, Series B	6.250		09/02/2037	5,755,937
45,175,000	CA Statewide Financing Authority Tobacco Settlement	6.375	[2]	06/01/2046	2,234,356
220,000,000	CA Statewide Financing Authority Tobacco Settlement	7.876	[2]	06/01/2055	2,052,600
25,000	CA Statewide Financing Authority Tobacco Settlement (TASC)	6.000		05/01/2037	25,004
8,295,000	CA Statewide Financing Authority Tobacco Settlement (TASC)	6.000		05/01/2037	8,295,083
10,985,000	CA Statewide Financing Authority Tobacco Settlement (TASC)	6.000		05/01/2043	11,030,698
14,035,000	CA Statewide Financing Authority Tobacco Settlement (TASC)	6.000		05/01/2043	14,034,298
1,360,000	CA Valley Sanitation District	5.200		09/02/2030	1,328,026
55,000	CA Western Hills Water District Special Tax	5.000		09/01/2014	53,805
25,000	CA Western Hills Water District Special Tax	5.200		09/01/2019	22,489
105,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.000		09/01/2024	93,101
4,495,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.125		09/01/2031	3,805,062
270,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.700		09/01/2020	260,888
90,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.750		09/01/2022	86,094
3,695,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.875		09/01/2031	3,397,626
2,910,000	CA William S. Hart Joint School Financing Authority	5.000		09/01/2034	3,170,969
2,500,000	Calexico, CA Community Facilities District No. 2005-1 Special Tax (Hearthstone)	5.500		09/01/2036	861,050

10	Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
California Continued
$ 2,325,000	Calexico, CA Community Facilities District No. 2005-1 Special Tax (Hearthstone)	5.550%	09/01/2036	$800,312
35,000	Calexico, CA Community Redevel. Agency Tax Allocation (Central Business District & Residential Redevel.)	7.250	08/01/2033	40,202
25,000	Campbell, CA (Civic Center) COP	5.125	10/01/2019	25,101
225,000	Campbell, CA (Civic Center) COP	5.250	10/01/2028	225,837
25,000	Carlsbad, CA Improvement Bond Act 1915	5.500	09/02/2028	25,146
100,000	Carson, CA Public Financing Authority (Remediation)	6.500	10/01/2036	117,961
15,000	Carson, CA Redevel. Agency Tax Allocation	5.000	10/01/2034	15,043
1,500,000	Carson, CA Redevel. Agency Tax Allocation	7.000	10/01/2036	1,798,020
4,510,000	Castaic, CA Union School District Community Facilities District No. 92-1	9.000	10/01/2019	4,602,275
930,000	Chino, CA Community Facilities District Special Tax No. 2005-1	5.000	09/01/2023	947,345
1,480,000	Chino, CA Community Facilities District Special Tax No. 2005-1	5.000	09/01/2027	1,493,675
2,410,000	Chino, CA Community Facilities District Special Tax No. 2005-1	5.000	09/01/2036	2,354,666
2,175,000	Chowchilla, CA Community Facilities Sales Tax District	5.000	09/01/2037	2,060,595
1,455,000	Chowchilla, CA Redevel. Agency	5.000	08/01/2037	1,378,583
140,000	Chula Vista, CA COP	5.000	08/01/2032	141,866
2,000,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)	5.875	01/01/2034	2,409,540
11,360,000	Citrus, CA Community College District[1]	5.500	06/01/2031	13,300,061
2,265,000	Clovis, CA Public Financing Authority	5.000	03/01/2027	2,318,884
1,515,000	Colton, CA Community Facilities District Special Tax	7.500	09/01/2020	1,529,983
3,715,000	Compton, CA Community College District	6.750	08/01/2034	4,455,622
7,000,000	Compton, CA Public Finance Authority	5.250	09/01/2027	6,064,660
5,000	Contra Costa County, CA Public Financing Authority Tax Allocation	5.850	08/01/2033	5,009
4,870,000	Corcoran, CA Hospital District	8.000	08/01/2034	5,663,420
955,000	Corona, CA Community Facilities District (Buchanan Street)	5.150	09/01/2036	971,015
250,000	Corona-Norco, CA Unified School District	6.000	09/01/2037	258,058

11	Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
California Continued
$ 50,000	Daly City, CA Hsg. Devel. Finance Agency (Franciscan Mobile Home Park)	5.000%	12/15/2037	$51,641
965,000	Daly City, CA Hsg. Devel. Finance Agency (Third Tier Franciscan)	6.500	12/15/2047	993,950
1,300,000	Dehesa, CA School District	5.250	08/01/2043	1,474,577
1,855,000	Desert Hot Springs, CA Community Facilities District Special Tax	6.375	09/01/2038	1,984,386
3,725,000	Desert Hot Springs, CA Redevel. Agency Tax Allocation	7.375	09/01/2039	4,477,376
1,000,000	Downey, CA Community Devel. Commission Tax Allocation (Downey Redevel.)	5.125	08/01/2028	1,000,370
15,000,000	East Bay, CA Municipal Utility District (Water System)[1]	5.000	06/01/2036	17,766,450
6,875,000	East Bay, CA Municipal Utility District (Water System)	5.000	06/01/2037	7,785,250
185,000	Eastern CA Municipal Water District Community Facilities Special Tax	5.000	09/01/2030	187,868
305,000	Eastern CA Municipal Water District Community Facilities Special Tax	5.000	09/01/2037	306,394
370,000	Eastern CA Municipal Water District Community Facilities Special Tax	5.100	09/01/2037	373,123
2,500,000	Eastern CA Municipal Water District Community Facilities Special Tax	5.125	09/01/2042	2,577,100
3,485,000	Eastern CA Municipal Water District Community Facilities Special Tax	5.250	09/01/2035	3,484,756
50,000	Eastern CA Municipal Water District Community Facilities Special Tax (Barrington Heights)	5.125	09/01/2035	50,308
1,450,000	Eastern CA Municipal Water District Community Facilities Special Tax (Crown Valley Village)	5.625	09/01/2034	1,451,871
380,000	Eastern CA Municipal Water District Community Facilities Special Tax No. 2003-25	5.000	09/01/2036	381,596
20,000	Eastern CA Municipal Water District Community Facilities Special Tax No. 2004-26	5.000	09/01/2025	20,264
1,580,000	Emeryville, CA Public Financing Authority	5.200	09/01/2022	1,612,058
25,000	Etiwanda, CA School District Special Tax	5.400	09/01/2035	25,146

12	Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
California Continued
$10,270,000	Etiwanda, CA School District Special Tax Community Facilities District No. 2004-2	6.000%	09/01/2037	$10,417,375
1,000,000	Fairfield, CA Community Facilities District Special Tax (Fairfield Commons)	6.875	09/01/2038	1,058,010
100,000	Fillmore, CA Public Financing (Central City Redevel.)	5.500	06/01/2031	100,005
5,050,000	Folsom, CA Special Tax Community Facilities District No. 31	5.000	09/01/2036	5,035,860
2,500,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)	5.500	09/01/2032	2,546,050
10,000	Fontana, CA Redevel. Agency (Jurupa Hills)	5.500	10/01/2027	10,062
10,000,000	Foothill, CA De Anza Community College District[1]	5.000	08/01/2040	11,503,300
1,500,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road	5.000	01/01/2035	1,500,060
20,000	Fremont, CA Community Facilities District (Pacific Commons)	6.250	09/01/2026	20,120
175,000	Fresno, CA Unified School District Education Center	5.000	08/01/2027	180,625
1,000,000	Fullerton, CA Community Facilities District No. 1 Special Tax (Amerige Heights)	5.000	09/01/2026	1,121,500
1,000,000	Fullerton, CA Community Facilities District No. 1 Special Tax (Amerige Heights)	5.000	09/01/2032	1,093,110
1,010,000	Greenfield, CA Union School District	7.000	09/01/2040	1,046,703
5,145,000	Grossmont, CA Union High School District[1]	5.500	08/01/2030	6,049,032
4,895,000	Grossmont, CA Union High School District[1]	5.500	08/01/2031	5,753,480
10,000,000	Grossmont, CA Union High School District[1]	5.500	08/01/2045	11,811,700
1,015,000	Healdsburg, CA Community Redevel. Agency Tax Allocation (Sotoyome Community Devel.)	5.125	08/01/2031	1,024,988
100,000	Hemet, CA Redevel. Agency Tax Allocation	5.125	09/15/2030	100,072
1,020,000	Hemet, CA Unified School District	5.100	09/01/2030	998,111
785,000	Hemet, CA Unified School District	5.125	09/01/2036	786,523
1,285,000	Hemet, CA Unified School District	5.125	09/01/2037	1,209,198
1,505,000	Hemet, CA Unified School District	5.250	09/01/2035	1,523,466
1,155,000	Hemet, CA Unified School District Community Facilities District No. 2005-3	5.375	09/01/2026	1,159,262

13	Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
California Continued
$ 2,835,000	Hemet, CA Unified School District Community Facilities District No. 2005-3	5.750%	09/01/2039	$2,841,606
60,000	Hemet, CA Unified School District Community Facilities District Special Tax	5.625	09/01/2035	60,229
1,345,000	Hesperia, CA Public Financing Authority, Tranche A	6.250	09/01/2035	1,348,255
3,325,000	Hesperia, CA Public Financing Authority, Tranche B	6.250	09/01/2035	3,333,047
3,305,000	Hesperia, CA Public Financing Authority, Tranche C	6.250	09/01/2035	3,312,998
1,065,000	Hesperia, CA Unified School District	5.000	09/01/2030	1,076,917
1,700,000	Hesperia, CA Unified School District	5.000	09/01/2037	1,700,544
50,000	Hesperia, CA Unified School District	5.200	09/01/2035	50,156
2,115,000	Hesperia, CA Unified School District COP	5.000	02/01/2038	2,299,428
1,430,000	Imperial County, CA Community Facilities District No. 2004-2 Special Tax	5.900	09/01/2037	1,127,855
7,000,000	Imperial, CA Irrigation District	6.250	11/01/2031	8,528,800
2,000,000	Independent Cities, CA Mobile Home Park (Rancho Feliz & Las Casitas de Sonoma)	5.000	10/15/2047	2,049,960
2,215,000	Indio, CA Community Facilities District Special Tax	5.250	09/01/2027	2,215,797
1,000,000	Indio, CA Community Facilities District Special Tax	5.250	09/01/2036	1,000,100
2,500,000	Indio, CA Community Facilities District Special Tax	5.250	09/01/2036	2,500,025
285,000	Indio, CA Community Facilities District Special Tax (Sonora Wells)	5.000	09/01/2020	292,997
300,000	Indio, CA Community Facilities District Special Tax (Sonora Wells)	5.000	09/01/2021	306,444
625,000	Indio, CA Community Facilities District Special Tax (Sonora Wells)	5.050	09/01/2026	629,531
2,805,000	Indio, CA Community Facilities District Special Tax (Sonora Wells)	5.125	09/01/2036	2,750,555
30,000	Indio, CA Hsg. (Olive Court Apartments)	6.375	12/01/2026	30,047
1,990,000	Indio, CA Improvement Bond Act 1915 Assessment District No. 2003-03	6.125	09/02/2029	2,061,521

14	Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
California Continued
$ 25,000	Indio, CA Improvement Bond Act 1915 Assessment District No. 2003-5 (Sunburst)	5.875%		09/02/2029	$25,868
354,105,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	8.000	[2]	06/01/2057	4,518,380
3,080,000	Ione, CA Special Tax Community Facilities District 2005-2-A	6.000		09/01/2036	3,229,780
30,000	Jurupa, CA Community Services District Special Tax	5.000		09/01/2036	30,365
650,000	Jurupa, CA Community Services District Special Tax (Eastvale Area)	6.375		09/01/2033	672,718
2,650,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 15 (Eastvale)	6.500		09/01/2042	2,742,962
1,000,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 25	6.000		09/01/2042	1,033,440
500,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 38	6.375		09/01/2040	517,420
1,250,000	Jurupa, CA Community Services District Special Tax Community Facilties District No .31 (Eastvale)	5.000		09/01/2042	1,298,113
110,000	Jurupa, CA Public Financing Authority	6.000		09/01/2032	113,788
1,000,000	Jurupa, CA Public Financing Authority	6.125		09/01/2040	1,034,020
1,140,000	Jurupa, CA Public Financing Authority	6.125		09/01/2040	1,178,783
20,000	Kingsburg, CA Public Financing Authority	8.000		09/15/2021	20,057
50,000	La Quinta, CA Redevel. Agency Tax Allocation	5.000		09/01/2029	50,933
2,500,000	La Verne, CA COP (Bethren Hillcrest Homes)	5.600		02/15/2033	2,526,025
1,895,000	La Verne, CA COP (Bethren Hillcrest Homes)	6.625		02/15/2025	1,916,717
480,000	Lake Berryessa, CA Resort Improvement District	5.250		09/02/2017	449,323
1,430,000	Lake Berryessa, CA Resort Improvement District	5.500		09/02/2027	1,212,397
2,380,000	Lake Berryessa, CA Resort Improvement District	5.550		09/02/2037	1,866,253
2,020,000	Lake Elsinore, CA Community Facilities District No. 2006-2 Special Tax (Viscaya)	5.400		09/01/2036	2,036,968
630,000	Lake Elsinore, CA Public Financing Authority (Canyon Hills)	5.000		09/01/2032	661,109

15	Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
California Continued
$ 335,000	Lake Elsinore, CA Public Financing Authority (Canyon Hills)	5.000%		09/01/2037	$347,117
1,000,000	Lake Elsinore, CA Public Financing Authority (Canyon Hills)	5.000		09/01/2042	1,015,600
120,000	Lake Elsinore, CA Public Financing Authority (Canyon Hills)	5.875		09/01/2027	123,688
245,000	Lake Elsinore, CA Public Financing Authority (Canyon Hills)	5.875		09/01/2028	252,517
155,000	Lake Elsinore, CA Public Financing Authority (Canyon Hills)	6.000		09/01/2029	159,766
200,000	Lake Elsinore, CA Public Financing Authority (Canyon Hills)	6.000		09/01/2030	206,140
2,050,000	Lake Elsinore, CA Public Financing Authority (Canyon Hills)	6.250		09/01/2040	2,112,710
1,205,000	Lake Elsinore, CA Public Financing Authority (Villages Wasson Canyon)	5.250		09/01/2038	1,240,764
2,575,000	Lake Elsinore, CA Special Tax	5.150		09/01/2036	2,586,356
920,000	Lake Elsinore, CA Special Tax	5.200		09/01/2026	930,065
2,800,000	Lake Elsinore, CA Special Tax	5.250		09/01/2037	2,829,596
1,150,000	Lake Elsinore, CA Special Tax	5.350		09/01/2036	1,174,783
1,175,000	Lake Elsinore, CA Special Tax	5.350		09/01/2036	1,184,059
1,975,000	Lake Elsinore, CA Special Tax	5.450		09/01/2036	1,982,308
1,220,000	Lake Elsinore, CA Unified School District	5.350		09/01/2035	1,222,367
1,435,000	Lake Elsinore, CA Unified School District	5.400		09/01/2035	1,456,310
1,275,000	Lake Elsinore, CA Unified School District Community Facilities District Special Tax No. 2005-7	6.250		09/01/2040	1,318,465
350,000	Lake Elsinore, CA Unified School District Community Facilities District Special Tax No. 2006-4	5.625		09/01/2040	360,672
1,100,000	Lake Elsinore, CA Unified School District Community Facilities District Special Tax No. 2006-6	5.900		09/01/2037	1,125,443
420,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[6]	09/01/2025	384,006
375,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[6]	09/01/2026	341,321
885,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[6]	09/01/2027	799,164
1,000,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[6]	09/01/2028	901,000

16	Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
California Continued
$500,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000%[6]		09/01/2029	$452,530
500,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[6]	09/01/2030	451,640
1,000,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[6]	09/01/2032	900,620
1,340,000	Lancaster, CA Redevel. Agency Tax Allocation (Comb Redevel.)	5.000		08/01/2024	1,342,064
1,670,000	Lancaster, CA Redevel. Agency Tax Allocation (Comb Redevel.)	6.875		08/01/2034	1,936,415
1,010,000	Lancaster, CA Redevel. Agency Tax Allocation (Comb Redevel.)	6.875		08/01/2039	1,165,187
20,000	Lathrop, CA Financing Authority (Water Supply)	5.600		06/01/2018	20,044
10,000	Lathrop, CA Financing Authority (Water Supply)	5.700		06/01/2019	10,020
1,675,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)	5.100		09/02/2035	1,675,888
50,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)	6.000		09/02/2022	50,785
20,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)	6.125		09/02/2028	20,265
60,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)	6.125		09/02/2033	60,666
4,305,000	Lathrop, CA Special Tax Community Facilities District No. 03-2	7.000		09/01/2033	4,409,956
625,000	Lee Lake, CA Water District Community Facilities District No. 2 Special Tax (Montecito Ranch)	6.125		09/01/2032	637,806
4,000,000	LeMoore, CA Redevel. Agency Tax Allocation	7.375		08/01/2040	4,467,760
635,000	Lincoln, CA Special Tax	5.000		09/01/2026	644,500
20,000	Live Oak, CA School District (Santa Cruz County)	5.000		08/01/2033	20,485
2,625,000	Livermore, CA Redevel. Agency Tax Allocation	5.000		08/01/2026	2,651,933
70,000	Livermore, CA Redevel. Agency Tax Allocation	5.000		08/01/2032	70,718
150,000	Long Beach, CA Bond Finance Authority (Redevel. Hsg. & Gas Utilities)	5.000		08/01/2025	153,549
50,000	Long Beach, CA Bond Finance Authority Natural Gas	5.500		11/15/2028	61,334
1,000,000	Long Beach, CA Bond Finance Authority Natural Gas	5.500		11/15/2037	1,225,740
1,200,000	Los Alamitos, CA Unified School District COP	0.000	[6]	08/01/2034	753,168

17	Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
California Continued
$2,500,000	Los Angeles County, CA Public Works Financing Authority (Multiple Capital)	5.000%	08/01/2037	$2,803,550
15,000,000	Los Angeles, CA Community College District[1]	5.000	08/01/2033	17,141,700
10,000,000	Los Angeles, CA Community College District[1]	6.000	08/01/2033	12,396,100
2,075,000	Los Angeles, CA Community Devel. Agency (Adelante Eastside Redevel.)	6.500	09/01/2039	2,421,401
1,575,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.000	12/01/2026	1,600,074
14,210,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[1]	5.250	05/15/2024	16,494,022
10,215,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[1]	5.375	05/15/2025	11,865,233
10,000,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[1]	5.375	05/15/2026	11,564,282
11,000,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[1]	5.375	05/15/2027	12,609,998
10,095,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[1]	5.375	05/15/2028	11,573,211
5,000,000	Los Angeles, CA Dept. of Water & Power[1]	5.000	07/01/2038	5,776,750
15,000,000	Los Angeles, CA Dept. of Water & Power[1]	5.000	07/01/2043	17,213,850
3,000,000	Los Angeles, CA Dept. of Water & Power[1]	5.375	07/01/2034	3,511,110
12,000,000	Los Angeles, CA Dept. of Water & Power[1]	5.375	07/01/2038	14,009,520
16,300,000	Los Angeles, CA Harbor Dept.[1]	5.250	08/01/2034	19,173,201
2,000,000	Los Angeles, CA Hsg. Auth. (Property Acquisition)	6.000	06/01/2029	2,309,080
2,000,000	Los Angeles, CA Hsg. Auth. (Property Acquisition)	6.250	06/01/2034	2,325,240
500,000	Los Angeles, CA Hsg. Auth. (Property Acquisition)	6.375	06/01/2039	570,520
1,500,000	Los Angeles, CA IDA (Santee Court Parking Facility)	5.000	12/01/2020	1,064,595
1,100,000	Los Angeles, CA IDA (Santee Court Parking Facility)	5.000	12/01/2027	721,479
200,000	Los Angeles, CA Multifamily Hsg. (Park Plaza West)	5.500	01/20/2043	200,740

18	Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
California Continued
$4,000,000	Los Angeles, CA Municipal Improvement Corp. (Real Property)	6.000%		09/01/2039	$4,809,000
2,500,000	Los Angeles, CA Unified School District	5.000		07/01/2029	2,916,600
1,485,000	Los Angeles, CA Unified School District COP (Headquarters Building)	5.000		10/01/2029	1,670,640
1,075,000	Los Angeles, CA Unified School District COP (Headquarters Building)	5.000		10/01/2030	1,207,537
1,090,000	Los Angeles, CA Unified School District COP (Headquarters Building)	5.000		10/01/2031	1,214,184
85,000	Madera County, CA COP (Valley Children’s Hospital)	5.750		03/15/2028	85,164
925,000	Madera, CA Special Tax	5.000		09/01/2036	794,039
475,000	Malibu, CA Community Facilities District Special Tax (Carbon Beach)	5.875		09/01/2039	491,445
950,000	Martinez, CA Unified School District	0.000	[6]	08/01/2035	1,081,129
4,530,000	Mayers, CA Memorial Hospital District	7.875		06/01/2041	4,789,977
1,375,000	Mendota, CA Joint Powers Financing Authority Wastewater	5.150		07/01/2035	1,288,595
100,000	Menifee, CA Union School District Special Tax	5.000		09/01/2022	101,322
915,000	Menifee, CA Union School District Special Tax	5.200		09/01/2030	923,281
400,000	Menifee, CA Union School District Special Tax	5.200		09/01/2035	403,668
500,000	Menifee, CA Union School District Special Tax	5.250		09/01/2035	503,295
250,000	Menifee, CA Union School District Special Tax	5.250		09/01/2036	254,098
2,930,000	Merced, CA Special Tax[5]	5.000		09/01/2036	2,178,484
4,705,000	Metropolitan Water District of Southern California	5.000		07/01/2032	5,318,250
3,635,000	Modesto, CA Special Tax Community Facilities District No. 4	5.150		09/01/2036	3,673,531
3,000,000	Montebello, CA Community Redevel. Agency (Montebello Hills Redevel.)	8.100		03/01/2027	3,601,470
25,000	Moreno Valley, CA Unified School District Community Facilities District	5.100		09/01/2028	25,579
1,475,000	Moreno Valley, CA Unified School District Community Facilities District	5.150		09/01/2035	1,493,334
680,000	Moreno Valley, CA Unified School District Community Facilities District	5.200		09/01/2036	690,690

19	Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
California Continued
$750,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2004-3	5.000%		09/01/2037	$720,368
1,665,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2004-6	5.000		09/01/2022	1,705,360
3,275,000	Mountain House, CA Public Financing Authority Utility System	5.750		12/01/2035	3,783,706
235,000	Murrieta, CA Community Facilities District Special Tax (Meadowlane/Amberwalk)	5.125		09/01/2035	235,190
2,000,000	Newport Beach, CA (Hoag Memorial Hospital Presbyterian)	6.000		12/01/2040	2,475,920
2,000,000	Norco, CA Redevel. Agency Tax Allocation	6.000		03/01/2036	2,269,680
157,335,000	Northern CA Tobacco Securitization Authority (TASC)	6.700	[2]	06/01/2045	4,569,008
1,250,000	Northern Humboldt, CA Union High School District	6.500		08/01/2034	1,546,525
2,000,000	Northern, CA Inyo County Local Hospital District	6.375		12/01/2025	2,274,440
1,000,000	Oak Valley, CA Hospital District	7.000		11/01/2035	1,089,600
10,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)	6.100		06/01/2027	10,007
1,000,000	Oakland, CA GO	6.000		01/15/2034	1,165,100
250,000	Oakland, CA GO	6.250		01/15/2039	293,468
2,500,000	Oakland, CA Unified School District	5.250		08/01/2024	2,508,925
2,000,000	Oakland, CA Unified School District	5.500		08/01/2032	2,193,480
4,595,000	Oakland, CA Unified School District	6.125		08/01/2029	5,240,506
250,000	Oakland, CA Unified School District	6.500		08/01/2022	301,435
250,000	Oakland, CA Unified School District	6.500		08/01/2023	301,910
250,000	Oakland, CA Unified School District	6.500		08/01/2024	298,945
865,000	Oakley, CA Public Finance Authority	5.200		09/02/2026	891,408
2,900,000	Oakley, CA Public Finance Authority	5.250		09/02/2036	2,950,402
3,195,000	Olivehurst, CA Public Utilities District (Plumas Lake Community Facilities District)	7.625		09/01/2038	3,286,058
3,675,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108	7.500		09/02/2020	3,762,722
2,500,000	Orange County, CA Community Facilities District (Ladera Ranch)	5.000		08/15/2025	2,519,025

20	Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
California Continued
$210,000	Orange County, CA Community Facilities District (Ladera Ranch)	5.550%		08/15/2033	$210,806
2,000,000	Orange, CA Community Facilities District Special Tax (Del Rio Public Improvements)	6.000		10/01/2040	2,070,880
320,000	Palm Desert, CA Financing Authority	5.000		04/01/2030	320,899
25,000	Palm Desert, CA Financing Authority	5.000		08/01/2033	25,180
440,000	Palm Desert, CA Financing Authority	5.050	[2]	08/01/2015	398,363
390,000	Palm Desert, CA Financing Authority	5.100	[2]	08/01/2016	336,960
500,000	Palm Desert, CA Financing Authority	5.200		10/01/2028	501,765
230,000	Palm Desert, CA Financing Authority	5.650	[2]	04/01/2018	179,191
265,000	Palm Desert, CA Financing Authority	5.750	[2]	04/01/2019	193,898
305,000	Palm Desert, CA Financing Authority	5.850	[2]	04/01/2020	209,331
340,000	Palm Desert, CA Financing Authority	5.950	[2]	04/01/2021	218,419
380,000	Palm Desert, CA Financing Authority	6.000	[2]	04/01/2022	228,745
1,605,000	Palm Desert, CA Financing Authority	6.000	[2]	08/01/2022	948,411
395,000	Palm Desert, CA Financing Authority	6.010	[2]	04/01/2023	222,922
1,755,000	Palm Desert, CA Financing Authority	6.010	[2]	08/01/2023	972,375
410,000	Palm Desert, CA Financing Authority	6.020	[2]	04/01/2024	217,403
1,910,000	Palm Desert, CA Financing Authority	6.020	[2]	08/01/2024	994,346
430,000	Palm Desert, CA Financing Authority	6.030	[2]	04/01/2025	213,947
2,070,000	Palm Desert, CA Financing Authority	6.030	[2]	08/01/2025	1,010,678
445,000	Palm Desert, CA Financing Authority	6.040	[2]	04/01/2026	207,521
2,235,000	Palm Desert, CA Financing Authority	6.040	[2]	08/01/2026	1,022,490
465,000	Palm Desert, CA Financing Authority	6.050	[2]	04/01/2027	203,354
1,400,000	Palm Desert, CA Financing Authority	6.050	[2]	08/01/2027	600,376
480,000	Palm Desert, CA Financing Authority	6.060	[2]	04/01/2028	196,978
1,415,000	Palm Desert, CA Financing Authority	6.060	[2]	08/01/2028	569,226

21	Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
California Continued
$500,000	Palm Desert, CA Financing Authority	6.070%[2]		04/01/2029	$188,285
1,370,000	Palm Desert, CA Financing Authority	6.070	[2]	08/01/2029	505,462
520,000	Palm Desert, CA Financing Authority	6.080	[2]	04/01/2030	179,691
1,430,000	Palm Desert, CA Financing Authority	6.080	[2]	08/01/2030	483,912
540,000	Palm Desert, CA Financing Authority	6.090	[2]	04/01/2031	173,124
1,495,000	Palm Desert, CA Financing Authority	6.090	[2]	08/01/2031	469,266
560,000	Palm Desert, CA Financing Authority	6.100	[2]	04/01/2032	165,738
1,560,000	Palm Desert, CA Financing Authority	6.100	[2]	08/01/2032	451,901
580,000	Palm Desert, CA Financing Authority	6.100	[2]	04/01/2033	158,798
1,625,000	Palm Desert, CA Financing Authority	6.100	[2]	08/01/2033	435,370
590,000	Palm Desert, CA Financing Authority	6.100	[2]	04/01/2034	150,757
1,705,000	Palm Desert, CA Financing Authority	6.100	[2]	08/01/2034	426,284
2,075,000	Palm Desert, CA Financing Authority	6.100	[2]	08/01/2035	486,027
4,995,000	Palm Desert, CA Improvement Bond Act 1915	5.100		09/02/2037	4,275,470
120,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)	5.450		07/01/2020	121,310
490,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)	5.550		07/01/2028	492,656
250,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)	6.400		07/01/2023	256,658
505,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)	6.500		07/01/2027	516,221
85,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs Regional Airport)	5.250		01/01/2022	85,339
10,000	Palm Springs, CA Improvement Bond Act 1915	5.550		09/02/2023	10,103
1,355,000	Palmdale, CA Community Facilities District Special Tax	5.400		09/01/2035	1,378,523
6,255,000	Palmdale, CA Community Facilities District Special Tax	6.125		09/01/2037	6,399,866
5,240,000	Palmdale, CA Community Facilities District Special Tax	6.250		09/01/2035	5,413,392
25,000	Palmdale, CA Community Redevel. Agency	5.000		09/01/2034	25,011

22	Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
California Continued
$375,000	Palmdale, CA Elementary School District Special Tax Community Facilities District No. 90-1	5.700%	08/01/2018	$376,350
3,850,000	Paramount, CA Redevel. Agency Tax Allocation	5.000	08/01/2023	3,887,191
55,000	Parlier, CA Redevel. Agency Tax Allocation	5.200	08/01/2028	55,039
1,365,000	Perris, CA Community Facilities District Special Tax	5.300	09/01/2035	1,395,303
2,025,000	Perris, CA Community Facilities District Special Tax (Amber Oaks)	6.000	09/01/2034	2,098,487
2,500,000	Perris, CA Community Facilities District Special Tax (Chaparral Ridge)	6.250	09/01/2033	2,562,675
2,030,000	Perris, CA Community Facilities District Special Tax (Harmony Grove)	5.300	09/01/2035	2,044,778
10,000	Perris, CA Community Facilities District Special Tax (May Farms)	5.100	09/01/2030	10,237
120,000	Perris, CA Community Facilities District Special Tax (May Farms)	5.150	09/01/2035	121,948
1,240,000	Perris, CA Community Facilities District Special Tax No. 2001	5.000	09/01/2037	1,241,823
1,270,000	Perris, CA Community Facilities District Special Tax, Series A	5.750	09/01/2035	1,311,529
2,500,000	Perris, CA Community Facilities District Special Tax, Series B	6.000	09/01/2034	2,590,725
135,000	Perris, CA Public Financing Authority	5.000	09/01/2017	136,548
85,000	Perris, CA Public Financing Authority	5.100	09/01/2018	85,960
2,000,000	Perris, CA Public Financing Authority	5.350	10/01/2036	2,009,060
375,000	Perris, CA Public Financing Authority	5.750	10/01/2031	384,068
10,000	Perris, CA Public Financing Authority, Series A	6.000	09/01/2023	10,261
80,000	Perris, CA Public Financing Authority, Series A	6.125	09/01/2034	83,031
1,815,000	Perris, CA Public Financing Authority, Series A	6.250	09/01/2033	1,860,502
2,015,000	Perris, CA Public Financing Authority, Series A	6.600	09/01/2038	2,100,537
2,035,000	Perris, CA Public Financing Authority, Series C	6.200	09/01/2038	2,056,632
845,000	Perris, CA Public Financing Authority, Series D	5.500	09/01/2024	854,008
7,510,000	Perris, CA Public Financing Authority, Series D	5.800	09/01/2038	7,571,657
2,500,000	Perris, CA Union High School District	6.125	09/01/2041	2,584,200

23	Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
California Continued
$2,000,000	Perris, CA Union High School District Financing Authority	6.000%	09/01/2033	$2,068,200
3,210,000	Pittsburgh, CA Redevel. Agency Tax Allocation (Los Medanos Community Devel.)	5.000	08/01/2021	3,222,230
1,305,000	Pomona, CA Public Financing Authority (Merfed Redevel.)	5.250	02/01/2020	1,309,032
500,000	Pomona, CA Public Financing Authority (Water Facilities)	5.000	05/01/2047	538,020
50,000	Pomona, CA Unified School District	6.150	08/01/2030	61,302
2,165,000	Porterville, CA COP	5.000	07/01/2036	2,222,373
265,000	Poway, CA Redevel. Agency Tax Allocation (Paguay Redevel.)	5.000	06/15/2033	265,400
3,975,000	Poway, CA Unified School District Special Tax Community Facilities District No. 14	5.250	09/01/2036	4,029,259
500,000	Poway, CA Unified School District Special Tax Community Facilities District No. 14 (Torrey Highland Subarea)	6.125	09/01/2041	516,840
800,000	Poway, CA Unified School District Special Tax Community Facilities District No. 6-4 (South Ranch)	5.125	09/01/2035	824,344
3,000,000	Ramona, CA Unified School District COP	5.000	05/01/2032	3,091,470
600,000	Rancho Cucamonga, CA Community Facilities District Special Tax (Amador)	5.000	09/01/2027	611,208
5,450,000	Rancho Cucamonga, CA Community Facilities District Special Tax (Etiwanda)	5.375	09/01/2036	5,536,764
570,000	Rancho Cucamonga, CA Community Facilities District Special Tax (Vintners)	5.000	09/01/2027	582,899
2,470,000	Rancho Cucamonga, CA Community Facilities District Special Tax (Vintners)	5.375	09/01/2036	2,509,322
75,000	Rancho Mirage, CA Redevel. Agency Tax Allocation	5.000	04/01/2033	75,033
5,000,000	Rancho, CA Water District Financing Authority	5.000	08/01/2028	5,784,250
2,595,000	Rialto, CA Redevel. Agency (Merged Project Area)	5.875	09/01/2033	2,766,218
490,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.250	09/01/2026	496,537
1,470,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.350	09/01/2036	1,473,793
15,000	Richgrove, CA School District	6.375	07/01/2018	15,060

24	Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
California Continued
$2,000,000	Richmond, CA Joint Powers Financing Authority (Civic Center)	5.750%		08/01/2029	$2,297,220
2,660,000	Richmond, CA Joint Powers Financing Authority (Westridge Hilltop Apartments)	5.000		12/15/2026	2,644,279
1,165,000	Richmond, CA Joint Powers Financing Authority (Westridge Hilltop Apartments)	5.000		12/15/2033	1,128,501
2,500,000	Ridgecrest, CA Redevel. Agency (Ridgecrest Redevel.)	6.250		06/30/2037	2,859,875
10,530,000	Rio Hondo, CA Community College District	0.000	[6]	08/01/2042	7,310,874
3,000,000	Rio Vista, CA Community Facilities District Special Tax No. 2004-1	5.850		09/01/2035	3,027,300
100,000	River Islands, CA Public Financing Authority	6.000		09/01/2027	97,738
25,000	River Islands, CA Public Financing Authority	6.000		09/01/2035	24,134
700,000	Riverbank, CA Redevel. Agency (Riverbank Reinvestment)	5.000		08/01/2032	245,098
2,910,000	Riverside County, CA Community Facilities District (Scott Road)	5.000		09/01/2042	2,944,454
25,000	Riverside County, CA Community Facilities District Special Tax	5.600		09/01/2019	25,357
1,600,000	Riverside County, CA Palm Desert Financing Authority	6.000		05/01/2022	1,860,624
815,000	Riverside County, CA Public Financing Authority	5.000		05/01/2025	921,602
870,000	Riverside County, CA Public Financing Authority	5.000		05/01/2026	975,392
1,000,000	Riverside County, CA Redevel. Agency	7.125		10/01/2042	1,216,290
3,000,000	Riverside County, CA Redevel. Agency (Desert Communities)	6.000		10/01/2037	3,123,570
1,000,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)	0.000	[6]	10/01/2027	705,860
1,000,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)	0.000	[6]	10/01/2031	716,410
1,325,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)	6.500		10/01/2025	1,524,996
1,200,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)	6.750		10/01/2030	1,388,340
1,000,000	Riverside, CA Improvement Bond Act 1915 (Hunter Park Assessment District)	5.200		09/02/2036	1,020,940
1,000,000	Riverside, CA Special Tax Community Facilities District No. 92-1, Series A	5.300		09/01/2034	1,010,080
1,385,000	Riverside, CA Unified School District Special Tax Community Facilities District No. 12	8.500		09/01/2038	1,526,547

25	Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
California Continued
$1,665,000	Riverside, CA Unified School District Special Tax Community Facilities District No. 15	5.000%	09/01/2041	$1,706,792
25,000	Romoland, CA School District Special Tax	5.250	09/01/2035	25,213
1,975,000	Romoland, CA School District Special Tax	5.375	09/01/2038	1,984,085
1,500,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1[4]	5.000	09/01/2036	1,574,010
2,635,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1[4]	5.000	09/01/2043	2,742,798
1,210,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	6.125	09/01/2034	1,250,838
1,000,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	6.250	09/01/2041	1,033,670
1,250,000	Romoland, CA School District Special Tax Community Facilities District No. 2006-1	6.000	09/01/2041	1,292,013
2,250,000	Romoland, CA School District Special Tax Community Facilities District No. 91-18	6.000	09/01/2037	2,325,780
1,000,000	Ross Valley, CA School District	5.500	08/01/2041	1,162,070
1,200,000	Sacramento County, CA Hsg. Authority (Vintage Willow Creek Senior Apartments)	5.250	06/01/2027	1,206,480
3,190,000	Sacramento, CA City Financing Authority (North Natomas CFD No. 2)	6.250	09/01/2023	3,256,384
2,115,000	Sacramento, CA Municipal Utility District	5.000	08/15/2033	2,144,589
15,000	Sacramento, CA Special Tax (North Natomas Community Facilities)	6.000	09/01/2033	15,234
55,000	Sacramento, CA Unified School District COP	5.000	03/01/2031	55,077
100,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease)	5.500	12/01/2020	100,226
1,375,000	San Bernardino, CA Joint Powers Financing Authority (Central City)	5.750	07/01/2020	1,421,324
1,200,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)	5.500	09/01/2020	1,167,132
20,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)	5.500	09/01/2024	19,067

26	Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
California Continued
$ 1,850,000	San Bernardino, CA Joint Powers Financing Authority (Tax Allocation)	6.625%	04/01/2026	$1,870,350
1,410,000	San Bernardino, CA Mountains Community Hospital District COP	5.000	02/01/2027	1,410,367
3,235,000	San Bernardino, CA Mountains Community Hospital District COP	5.000	02/01/2037	3,091,851
3,000,000	San Buenaventura, CA Community Memorial Health Systems	8.000	12/01/2031	3,833,220
875,000	San Diego County, CA COP	5.600	07/01/2038	910,709
6,645,000	San Diego County, CA Redevel. Agency (Gillespie Field)	5.750	12/01/2032	6,462,130
12,335,000	San Diego, CA Community College District[1]	5.000	05/01/2030	13,485,211
4,650,000	San Diego, CA Hsg. Authority (Island Village Apartments)	5.650	07/01/2034	4,831,443
3,000,000	San Diego, CA Hsg. Authority (Sorrento Tower Apartments)	5.000	05/01/2029	3,286,140
20,000	San Diego, CA Improvement Bond Act 1915	6.200	09/02/2033	20,043
5,880,000	San Diego, CA Public Facilities Financing Authority	5.250	08/01/2027	7,060,704
1,000,000	San Diego, CA Public Facilities Financing Authority (Ballpark)	5.250	02/15/2032	1,093,730
10,000,000	San Diego, CA Regional Building Authority (County Operations Center & Annex)[1]	5.375	02/01/2036	11,633,600
1,000,000	San Francisco, CA City & County Airports Commission	5.000	05/01/2031	1,127,470
1,000,000	San Francisco, CA City & County Airports Commission	5.000	05/01/2032	1,121,960
15,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.250	01/01/2024	15,023
665,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)	5.000	08/01/2030	724,557
500,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)	5.000	08/01/2030	544,780
1,140,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)	5.000	08/01/2031	1,237,470
500,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)	5.000	08/01/2031	542,750
845,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)	5.000	08/01/2033	909,761
2,000,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)	6.500	08/01/2039	2,364,380

27	Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
California Continued
$ 400,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)	6.750%	08/01/2033	$496,012
500,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)	7.000	08/01/2033	589,755
1,500,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay South Redevel.)	6.625	08/01/2039	1,687,920
500,000	San Francisco, CA City & County Redevel. Financing Authority (San Francisco Redevel.)	6.500	08/01/2032	582,785
545,000	San Francisco, CA City & County Redevel. Financing Authority (San Francisco Redevel.)	6.625	08/01/2039	635,372
1,090,000	San Gorgonio, CA Memorial Health Care District	6.750	08/01/2022	1,286,364
1,040,000	San Gorgonio, CA Memorial Health Care District	6.750	08/01/2023	1,220,055
6,500,000	San Gorgonio, CA Memorial Health Care District	7.100	08/01/2033	7,566,065
6,490,000	San Jacinto, CA Financing Authority, Tranche A	6.600	09/01/2033	5,683,423
6,345,000	San Jacinto, CA Financing Authority, Tranche B	6.600	09/01/2033	5,556,443
6,510,000	San Jacinto, CA Financing Authority, Tranche C	6.600	09/01/2033	5,700,937
500,000	San Jacinto, CA Unified School District Special Tax	5.100	09/01/2036	359,650
250,000	San Jacinto, CA Unified School District Special Tax	5.750	09/01/2040	258,198
25,000	San Jose, CA (Libraries, Parks & Public Safety)	5.000	09/01/2032	25,090
1,000,000	San Jose, CA Airport	5.000	03/01/2025	1,134,110
1,000,000	San Jose, CA Airport	5.000	03/01/2028	1,029,920
190,000	San Jose, CA Airport	5.000	03/01/2031	190,604
5,250,000	San Jose, CA Airport	6.250	03/01/2034	6,293,385
1,145,000	San Jose, CA Finance Authority (Civic Center)	5.000	06/01/2032	1,151,114
20,000	San Jose, CA Finance Authority (Civic Center)	5.000	06/01/2037	20,107
35,000	San Jose, CA Improvement Bond Act 1915	5.875	09/02/2023	36,184
3,150,000	San Jose, CA Multifamily Hsg. (El Parador Apartments)	6.200	01/01/2041	3,151,827
70,000	San Jose, CA Redevel. Agency	5.000	08/01/2015	75,746
305,000	San Jose, CA Redevel. Agency	5.000	08/01/2018	325,606
125,000	San Jose, CA Redevel. Agency	5.000	08/01/2020	132,055
160,000	San Jose, CA Redevel. Agency	5.000	08/01/2025	165,816
145,000	San Jose, CA Redevel. Agency	5.000	08/01/2026	149,888
995,000	San Jose, CA Redevel. Agency	5.000	08/01/2026	1,035,865
230,000	San Jose, CA Redevel. Agency	5.000	08/01/2027	237,450
55,000	San Jose, CA Redevel. Agency	5.000	08/01/2028	56,709
2,000,000	San Jose, CA Redevel. Agency	5.850	08/01/2027	2,023,740

28	Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
California Continued
$ 535,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000%	08/01/2016	$552,286
170,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2019	174,170
1,235,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2021	1,293,613
795,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2022	828,287
100,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2023	103,671
220,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2024	230,177
2,315,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2025	2,416,536
450,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2027	451,080
200,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2032	204,206
25,000	San Jose, CA Special Tax Community Facilities District No. 9 (Bailey Highway 101)	6.600	09/01/2027	25,137
1,000,000	San Marcos, CA Financing Authority Special Tax	5.000	09/01/2036	1,053,300
10,000,000	San Marcos, CA Unified School District[1]	5.250	08/01/2031	11,717,300
150,000	San Mateo, CA Joint Powers Financing Authority	5.125	07/15/2032	150,524
10,000,000	San Mateo, CA Union High School District[1]	5.000	09/01/2042	11,280,200
550,000	Santa Ana, CA Unified School District Special Tax	5.100	09/01/2035	515,152
1,000,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)	5.850	08/01/2031	1,000,910
2,070,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)	6.000	08/01/2041	2,071,532
3,000,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)	5.750	06/01/2026	3,408,930
8,395,000	Santa Cruz County, CA Redevel. Agency (Live Oak/Soquel Community)	7.000	09/01/2036	9,923,058
1,750,000	Santa Monica, CA Redevel. Agency Tax Allocation (Earthquake Recovery Redevel.)	5.875	07/01/2036	2,115,575
2,600,000	Santa Monica, CA Redevel. Agency Tax Allocation (Earthquake Recovery Redevel.)	5.875	07/01/2042	3,128,502
805,000	Saugus, CA Union School District	6.750	09/01/2034	833,400
2,715,000	Saugus, CA Union School District	7.000	09/01/2041	2,811,681
1,200,000	Saugus, CA Union School District Community Facilities District No. 2005-1	5.300	09/01/2036	1,204,716

29	Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
California Continued
$3,665,000	Saugus, CA Union School District Community Facilities District No. 2006	11.625%	09/01/2038	$4,384,366
1,645,000	Saugus, CA Union School District Community Facilities District No. 2006	11.625	09/01/2038	1,967,881
415,000	Saugus, CA Union School District Special Tax	5.125	09/01/2031	428,085
200,000	Saugus, CA Union School District Special Tax	5.125	09/01/2032	206,266
2,000,000	Saugus, CA Union School District Special Tax	5.375	09/01/2042	2,062,360
10,000	Seaside, CA Redevel. Agency Tax Allocation	5.375	08/01/2033	10,028
2,500,000	Sequoia, CA Unified High School District	5.875	07/01/2036	3,089,675
5,000,000	Sequoia, CA Unified High School District	6.000	07/01/2043	6,208,400
1,090,000	Shafter, CA Community Devel. Agency Tax Allocation	5.400	11/01/2026	1,095,581
3,335,000	Shafter, CA Community Devel. Agency Tax Allocation	5.450	11/01/2036	3,247,123
1,720,000	Signal Hill, CA Redevel. Agency Tax Allocation	7.000	10/01/2026	1,925,901
595,000	Soledad, CA Redevel. Agency (Soledad Redevel.)	5.350	12/01/2028	595,113
5,000	Sonoma County, CA Community Redevel. Agency (Roseland)	7.900	08/01/2013	5,076
2,000,000	South Bayside, CA Waste Management Authority (Shoreway Environmental)	6.000	09/01/2036	2,252,180
4,500,000	Southern CA Metropolitan Water District	5.000	07/01/2035	5,238,585
790,000	Southern CA Mono Health Care District	5.000	08/01/2021	917,040
865,000	Southern CA Mono Health Care District	5.000	08/01/2022	997,795
1,055,000	Southern CA Mono Health Care District	5.000	08/01/2024	1,195,674
2,085,000	Southern CA Public Power Authority	5.000	11/01/2033	2,352,923
470,000	Southern CA Public Power Authority	5.250	11/01/2022	551,178
50,000	Southern CA Public Power Authority	5.250	11/01/2023	58,670
250,000	Southern CA Public Power Authority	5.250	11/01/2026	292,745
205,000	Southern CA Public Power Authority Natural Gas	5.000	11/01/2028	232,650
165,000	Southern CA Public Power Authority Natural Gas	5.000	11/01/2029	186,117

30	Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
California Continued
$ 2,255,000	Southern CA Public Power Authority Natural Gas	5.250%		11/01/2027	$2,634,314
4,000,000	Southern CA Tobacco Securitization Authority	5.125		06/01/2046	3,604,480
97,775,000	Southern CA Tobacco Securitization Authority	7.100	[2]	06/01/2046	2,543,128
7,475,000	Southern CA Tobacco Securitization Authority (TASC)	5.000		06/01/2037	6,922,672
2,000,000	Stockton, CA Community Facilities District (Arch Road East No. 99-02)	5.875		09/01/2037	2,062,620
75,000	Stockton, CA Public Financing Authority (Parking)	5.125		09/01/2030	72,446
1,000,000	Stockton, CA Public Financing Authority, Series A	5.250		09/01/2037	749,710
2,430,000	Stockton, CA Redevel. Agency (Stockton Events Center Arena)	5.000		09/01/2036	2,277,250
10,000	Suisun City, CA Public Financing Authority (Suisun City Redevel.)	5.200		10/01/2028	10,010
55,000	Susanville, CA Public Financing Authority	7.750		09/01/2017	55,259
1,000,000	Susanville, CA Public Financing Authority (Utility Enterprises)	5.500		06/01/2030	1,078,000
100,000	Temecula Valley, CA Unified School District Community Facilities District No. 2005-1	5.000		09/01/2036	101,527
20,000	Temecula, CA Public Financing Authority Community Facilities District (Harveston)	5.100		09/01/2036	20,047
990,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)	4.900		09/01/2013	973,744
165,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)	5.000		09/01/2014	154,763
740,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)	5.050		09/01/2015	662,892
805,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)	5.100		09/01/2016	689,885
8,000,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)	5.450		09/01/2026	5,857,760
13,790,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)	5.500		09/01/2036	9,333,210
1,575,000	Temecula, CA Redevel. Agency	5.125		08/01/2027	1,599,586
1,070,000	Trinidad, CA Unified School District	5.500		08/01/2047	1,223,021
4,260,000	Trinity County, CA COP	8.500		01/15/2026	4,273,760

31	Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
California Continued
$ 50,000	Truckee-Donner, CA Public Utility District Special Tax	6.100%	09/01/2033	$50,191
500,000	Tulare, CA Health Care District	6.500	08/01/2026	605,470
630,000	Turlock, CA Health Facility (Emanuel Medical Center) COP	5.000	10/15/2017	712,398
2,590,000	Turlock, CA Health Facility (Emanuel Medical Center) COP	5.000	10/15/2022	2,916,003
305,000	Turlock, CA Health Facility (Emanuel Medical Center) COP	5.125	10/15/2027	343,805
2,500,000	Turlock, CA Health Facility (Emanuel Medical Center) COP	5.125	10/15/2037	2,800,775
425,000	Turlock, CA Public Financing Authority	5.450	09/01/2024	425,667
1,500,000	Tustin, CA Unified School District	6.000	08/01/2036	1,883,505
375,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)	7.125	09/01/2026	453,503
500,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)	7.400	09/01/2032	599,820
415,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)	7.400	09/01/2032	497,851
425,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)	7.650	09/01/2042	508,343
35,000	Union City, CA Special Tax Community Facilities District No. 1997-1	5.800	09/01/2028	35,059
10,000,000	University of California	5.000	05/15/2033	10,119,600
1,000,000	University of California (UCLA Health System)	5.250	05/15/2030	1,019,950
60,000	Upland, CA Community Facilities District Special Tax (Colonies at San Antonio)	6.000	09/01/2024	62,472
95,000	Vacaville, CA Public Financing Authority	5.400	09/01/2022	95,207
50,000	Valley Center-Pauma, CA Unified School District (Woods Valley Ranch)	6.000	09/01/2033	50,074
750,000	Ventura County, CA Area Hsg. Authority (Mira Vista Senior Apartments)	5.050	12/01/2026	741,255
1,595,000	Ventura County, CA Area Hsg. Authority (Mira Vista Senior Apartments)	5.150	12/01/2031	1,566,848
1,000,000	Vernon, CA Electric System	5.000	08/01/2030	1,112,620
1,000,000	Vernon, CA Electric System	5.125	08/01/2033	1,106,950
3,000,000	Vernon, CA Electric System	5.500	08/01/2041	3,364,680
1,340,000	Victoria Gardens, CA Public Facilities Community Facilities District of Etiwanda	5.000	09/01/2037	1,381,098

32	Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
California Continued
$ 500,000	Victorville, CA Special Tax Community Facilities District 07-01	5.350%	09/01/2042	$516,150
50,000	Watsonville, CA Redevel. Agency Tax Allocation (Watsonville 2000 Redevel.)	5.000	09/01/2024	50,900
1,000,000	West Fresno, CA Elementary School District	6.600	05/01/2035	1,232,610
1,500,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)	7.500	09/01/2042	1,854,525
50,000	West Kern, CA Water District	4.500	06/01/2025	53,563
145,000	West Patterson, CA Financing Authority Special Tax	6.100	09/01/2032	146,082
1,000,000	Westlands, CA Water District	5.000	09/01/2032	1,154,280
500,000	Westlands, CA Water District	5.000	09/01/2034	574,515
1,000,000	Westside, CA Union School District	5.250	09/01/2036	1,013,650
2,300,000	Woodland, CA Finance Authority	6.000	03/01/2036	2,676,418
1,500,000	Woodland, CA Finance Authority	6.000	03/01/2041	1,741,035
10,000	Woodland, CA Special Tax Community Facilities District No. 1	6.000	09/01/2028	10,189
3,495,000	Yuba City, CA Redevel. Agency	5.250	09/01/2039	3,501,431

				1,777,028,428

U.S. Possessions—8.1%
3,000,000	Guam Government Business Privilege	5.125	01/01/2042	3,353,370
250,000	Guam Power Authority, Series A	5.000	10/01/2023	306,393
320,000	Guam Power Authority, Series A	5.000	10/01/2024	386,986
570,000	Guam Power Authority, Series A	5.000	10/01/2030	657,113
570,000	Guam Power Authority, Series A	5.000	10/01/2034	632,774
2,785,000	Northern Mariana Islands Ports Authority, Series A	5.500	03/15/2031	2,532,540
1,525,000	Northern Mariana Islands Ports Authority, Series A	6.250	03/15/2028	1,171,749
11,105,000	Puerto Rico Aqueduct & Sewer Authority	5.000	07/01/2033	10,568,962
12,385,000	Puerto Rico Aqueduct & Sewer Authority	5.125	07/01/2037	11,806,868
1,140,000	Puerto Rico Aqueduct & Sewer Authority	5.250	07/01/2029	1,135,611
3,700,000	Puerto Rico Aqueduct & Sewer Authority	6.125	07/01/2024	3,988,526
1,000,000	Puerto Rico Commonwealth GO	5.000	07/01/2041	952,780
3,500,000	Puerto Rico Commonwealth GO	5.250	07/01/2023	3,562,230
1,450,000	Puerto Rico Commonwealth GO	5.375	07/01/2030	1,468,053
585,000	Puerto Rico Commonwealth GO	5.500	07/01/2020	626,956
1,000,000	Puerto Rico Commonwealth GO	5.500	07/01/2021	1,055,450
5,000,000	Puerto Rico Commonwealth GO	5.500	07/01/2026	5,155,750

33	Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
U.S. Possessions Continued
$ 9,450,000	Puerto Rico Commonwealth GO	5.500%	07/01/2039	$9,574,835
5,000,000	Puerto Rico Commonwealth GO	5.750	07/01/2028	5,218,500
5,760,000	Puerto Rico Commonwealth GO	5.750	07/01/2041	5,908,493
80,000	Puerto Rico Commonwealth GO	6.000	07/01/2036	82,892
1,100,000	Puerto Rico Commonwealth GO	6.000	07/01/2039	1,138,511
1,000,000	Puerto Rico Commonwealth GO	6.500	07/01/2037	1,076,780
1,000,000	Puerto Rico Commonwealth GO	6.500	07/01/2040	1,090,750
5,000,000	Puerto Rico Electric Power Authority, Series A	5.000	07/01/2029	4,985,950
7,825,000	Puerto Rico Electric Power Authority, Series A	5.000	07/01/2042	7,517,086
1,000,000	Puerto Rico Electric Power Authority, Series A	5.050	07/01/2042	968,060
1,220,000	Puerto Rico Infrastructure (Mepsi Campus)	6.500	10/01/2037	1,260,467
250,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2027	254,855
170,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.125	04/01/2032	171,751
225,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375	04/01/2042	229,057
6,055,000	Puerto Rico ITEMECF (Cogeneration Facilities)	6.625	06/01/2026	6,054,939
2,500,000	Puerto Rico Public Buildings Authority	6.000	07/01/2041	2,602,000
5,055,000	Puerto Rico Public Buildings Authority	6.750	07/01/2036	5,540,280
5,000,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2037	5,286,500
3,995,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2042	4,209,651
10,000,000	Puerto Rico Sales Tax Financing Corp., Series A	5.750	08/01/2037	10,744,300
17,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500	08/01/2044	19,304,180
840,000	V.I. Public Finance Authority (Matching Fund Loan Notes)	5.000	10/01/2032	940,699

34	Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
U.S. Possessions Continued
$1,000,000	V.I. Public Finance Authority, Series A	5.250%	10/01/2024	$1,049,165

				144,571,812

Total Investments, at Value (Cost $1,907,239,829)-108.1%				1,921,600,240
Liabilities in Excess of Other Assets-(8.1)				(144,524,327)

Net Assets-100.0%				$1,777,075,913

Footnotes to Statement of Investments

1.	Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.
2.	Zero coupon bond reflects effective yield on the date of purchase.
3.	Represents the current interest rate for a variable or increasing rate security.
4.	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after April 30, 2013. See accompanying Notes.
5.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.
6.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments
CDA	Communities Devel. Authority
CFD	Community Facilities District
COP	Certificates of Participation
DRIVERS	Derivative Inverse Tax Exempt Receipts
GO	General Obligation
HFA	Housing Finance Agency
IDA	Industrial Devel. Agency
INSD	Insured
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
OCEAA	Orange County Educational Arts Academy
ROLs	Residual Option Longs
SJHCN	St. Joseph Home Care Network
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHS	St. Joseph Health System
TASC	Tobacco Settlement Asset-Backed Bonds
UCLA	University of California at Los Angeles
V.I.	United States Virgin Islands

35	Oppenheimer California Municipal Fund

Notes to Statement of Investments

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term

36	Oppenheimer California Municipal Fund

floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified

37	Oppenheimer California Municipal Fund

amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Sub-Adviser monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of April 30, 2013, the Fund’s maximum exposure under such agreements is estimated at $68,690,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At April 30, 2013, municipal bond holdings with a value of $331,173,356 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $169,480,000 in short-term floating rate securities issued and outstanding at that date.

38	Oppenheimer California Municipal Fund

At April 30, 2013, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$2,500,000	Anaheim, CA Public Financing Authority ROLs[3]	18.762%	10/1/39	$4,007,200
5,000,000	Bay Area, CA Toll Authority ROLs	10.283	4/1/43	6,485,300
5,000,000	Bay Area, CA Toll Authority (San Francisco Bay Area) ROLs[3]	10.536	4/1/44	6,569,300
5,000,000	CA Dept. of Water Resources (Center Valley) ROLs[3]	9.826	12/1/35	7,239,000
7,110,000	CA Health Facilities Financing Authority (Providence Health & Service/Provident Health System-Oregon Obligated Group)	10.200	10/1/39	9,638,245
2,840,000	Citrus, CA Community College District DRIVERS	19.390	6/1/31	4,780,061
7,500,000	East Bay, CA Municipal Utility District (Water System) ROLs[3]	9.319	6/1/36	10,266,450
5,000,000	Foothill, CA De Anza Community College District	9.319	8/1/40	6,503,300
1,290,000	Grossmont, CA Union High School District ROLs[3]	19.631	8/1/30	2,194,032
1,225,000	Grossmont, CA Union High School District ROLs[3]	19.666	8/1/31	2,083,480
5,000,000	Grossmont, CA Union High School District ROLs[3]	10.333	8/1/45	6,811,700
7,500,000	Los Angeles, CA Community College District ROLs[3]	9.269	8/1/33	9,641,700
2,500,000	Los Angeles, CA Community College District ROLs[3]	21.833	8/1/33	4,896,100
4,735,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) DRIVERS	14.028	5/15/24	7,019,022
3,335,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) DRIVERS	14.396	5/15/26	4,899,282
3,665,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) DRIVERS	14.409	5/15/27	5,274,998
3,365,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) DRIVERS	14.402	5/15/28	4,843,211
3,405,000	Los Angeles, CA Dept. of Airports ROLs	14.639	5/15/25	5,055,233
1,500,000	Los Angeles, CA Dept. of Water & Power DRIVERS	9.941	7/1/34	2,011,110
6,000,000	Los Angeles, CA Dept. of Water & Power DRIVERS	9.941	7/1/38	8,009,520
8,150,000	Los Angeles, CA Harbor Dept. DRIVERS	9.698	8/1/34	11,023,201
3,750,000	Los Angeles, CA Dept. of Water & Power ROLs	17.789	7/1/43	5,963,850
1,250,000	Los Angeles, CA Dept. of Water & Power ROLs	17.789	7/1/38	2,026,750
6,170,000	San Diego, CA Community College District ROLs[3]	9.315	5/1/30	7,320,211
2,500,000	San Diego, CA Regional Building Authority (County Operations Center & Annex) DRIVERS	19.004	2/1/36	4,133,600
5,000,000	San Marcos, CA Unified School District ROLs[3]	9.826	8/1/31	6,717,300
5,000,000	San Mateo, CA Union High School District ROLs[3]	9.319	9/1/42	6,280,200

				$161,693,356

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.
2.	Represents the current interest rate for the inverse floating rate security.
3.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse

39	Oppenheimer California Municipal Fund

floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $169,480,000 as of April 30, 2013.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of April 30, 2013, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$9,952,626

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of April 30, 2013 is as follows:

40	Oppenheimer California Municipal Fund

Cost	$8,155,820
Market Value	$4,167,216
Market Value as a % of Net Assets	0.23%

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

41	Oppenheimer California Municipal Fund

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value

42	Oppenheimer California Municipal Fund

based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

43	Oppenheimer California Municipal Fund

The table below categorizes amounts as of April 30, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
California	$—	$1,777,028,428	$—	$1,777,028,428
U.S. Possessions	—	144,571,812	—	144,571,812

Total Assets	$—	$1,921,600,240	$—	$1,921,600,240

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,741,394,437	[1]

Gross unrealized appreciation	$156,794,670
Gross unrealized depreciation	(143,533,154)

Net unrealized appreciation	$13,261,516

1.	The Federal tax cost of securities does not include cost of $166,944,287, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

44	Oppenheimer California Municipal Fund

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/30/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer California Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	6/11/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	6/11/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	6/11/2013